Note 18 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Contingent Consideration, Liability	$ 67,248
Interest rate swap assets	3,887
Fair Value, Inputs, Level 1 [Member]
Business Combination, Contingent Consideration, Liability	0
Interest rate swap assets	0
Fair Value, Inputs, Level 2 [Member]
Business Combination, Contingent Consideration, Liability	0
Interest rate swap assets	3,887
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability	67,248	$ 63,478	$ 34,188
Interest rate swap assets	$ 0